Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Commitments through Purchase and Sale Transactions of Investments

	2023		2022

	Purchase	Sale	Purchase	Sale

Real estate	-	2	-	1

Mortgage loans	421	-	468	-

Private loans	89	-	150	-

Other	1,292	-	1,408	-

Summary of Other Commitments and Contingencies	Other commitments and contingencies

	2023	2022

Guarantees	773	611

Other guarantees	7	8